SCHEDULE OF POSITION OF THE RSUS GRANTED RELATED TO STRATEGIC CONSULTANTS (Details) - Restricted Stock Units (RSUs) [Member] - shares	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Outstanding	718,706	685,373	24,075
Exercised - Inception to date	685,373
Balance, March 31, 2025	685,373	24,075	18,519
Balance, June 30, 2025	718,706	685,373	24,075
Consultant A [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount	7,407
Converted - Inception to date	2,469
Outstanding	4,938	4,938
Exercised - Inception to date
Percentage of the total	2.00%
Converted	(2,469)
Balance, March 31, 2025	4,938
Balance, June 30, 2025	4,938	4,938
Consultant B [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount	46,296
Converted - Inception to date	9,259
Outstanding	70,370	37,037
Exercised - Inception to date	33,333
Percentage of the total	29.10%
Converted	(9,259)
Balance, March 31, 2025	37,037
Balance, June 30, 2025	70,370	37,037
Consultant E [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount	111,111
Converted - Inception to date	37,037
Outstanding	74,074	74,074
Exercised - Inception to date
Percentage of the total	30.60%
Converted	(37,037)
Balance, March 31, 2025	74,074
Balance, June 30, 2025	74,074	74,074
Consultant F [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount	111,111
Converted - Inception to date	37,037
Outstanding	74,074	74,074
Exercised - Inception to date
Percentage of the total	30.60%
Converted	(37,037)
Balance, March 31, 2025	74,074
Balance, June 30, 2025	74,074	74,074
Consultant L [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount	1,852
Converted - Inception to date
Outstanding	1,852	1,852
Exercised - Inception to date
Percentage of the total	0.80%
Converted
Balance, March 31, 2025	1,852
Balance, June 30, 2025	1,852	1,852
Other Consultant [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount	20,371
Converted - Inception to date	3,704
Outstanding	16,667	16,667
Exercised - Inception to date
Percentage of the total	6.90%
Converted	(3,704)
Balance, March 31, 2025	16,667
Balance, June 30, 2025	16,667	16,667
Strategic Consultants [Member]
Defined Benefit Plan Disclosure [Line Items]
Total granted amount	298,148
Converted - Inception to date	89,506
Outstanding	241,975	208,642
Exercised - Inception to date	33,333
Percentage of the total	100.00%
Converted	(89,506)
Balance, March 31, 2025	208,642
Balance, June 30, 2025	241,975	208,642